Leases - Summary of Finance Lease Receivables (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Capital Leases of Lessor [Abstract]
Current portion of finance lease receivables—net	$ 38,760	¥ 253,951	$ 23,821	¥ 156,069	¥ 45,836
Finance lease receivables—net	$ 104,407	684,053	$ 60,665	397,467	109,965
Total		¥ 938,004		¥ 553,536	¥ 155,801